Consolidated statements of operations - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue		€ 270,110	€ 181,491	€ 554,046
Revenue from related party		91,355	67,430	284,571
Total revenue		361,465	248,921	838,617
Costs and expenses:
Cost of revenue, including related party, excluding amortization	[1],[2]	11,500	10,133	9,159
Selling and marketing, including related party	[1],[2],[3]	249,196	178,255	664,155
Technology and content, including related party	[1],[2],[3]	52,374	64,258	69,924
General and administrative, including related party	[1],[2],[3]	38,208	40,935	55,543
Amortization of intangible assets	[3]	136	373	1,685
Impairment of goodwill		0	207,618	0
Operating income/(loss)		10,051	(252,651)	38,151
Other income/(expense)
Interest expense		(389)	(270)	(33)
Other, net		13,628	(212)	(428)
Total other income/(expense), net		13,239	(482)	(461)
Income/(loss) before income taxes		23,290	(253,133)	37,690
Expense/(benefit) for income taxes		12,586	(8,494)	20,982
Income/(loss) before equity method investment		10,704	(244,639)	16,708
Income/(loss) from equity method investment		0	(739)	453
Net income/(loss)		€ 10,704	€ (245,378)	€ 17,161
Earnings per share attributable to common stockholders:
Basic (in Euro per share)		€ 0.03	€ (0.69)	€ 0.05
Diluted (in Euro per share)		€ 0.03	€ (0.69)	€ 0.05
Shares used in computing earnings per share:
Basic (in shares)		357,525,000	353,338,000	351,991,000
Diluted (in shares)		367,240,000	353,338,000	356,738,000

[1]

	Year ended December 31,
	2019	2020	2021
(1) Includes share-based compensation as follows:
Cost of revenue	€269	€243	€257
Selling and marketing	2,359	1,169	1,104
Technology and content	5,978	3,808	3,897
General and administrative	11,285	9,859	12,003

[2]

(3) Includes related party expense as follows:
Cost of revenue	€44	€(32)	€0
Selling and marketing	263	133	111
Technology and content	465	97	48
General and administrative	43	31	0

[3]

(2) Includes amortization as follows:
Amortization of internal use software costs included in selling and marketing	€360	€188	€98
Amortization of internal use software and website development costs included in technology and content	3,239	3,926	4,566
Amortization of internal use software costs included in general and administrative	656	491	313
Amortization of acquired technology included in amortization of intangible assets	143	84	136